SUBSEQUENT EVENTS (Detail) - USD ($)					12 Months Ended
	Jan. 15, 2016	Nov. 25, 2015	Nov. 20, 2015	Nov. 16, 2015	Sep. 30, 2015	Nov. 18, 2015
New Downs Lodging Credit Facility | Credit Facility
Subsequent Event [Line Items]
Frequency of amortizing payments					monthly
Mohegan Gaming Advisors | 2015 Mohegan Tribe Promissory Note | Affiliates | Forecast
Subsequent Event [Line Items]
Principal payment	$ 8,500,000
Subsequent Event | Facility Agreement | Credit Facility
Subsequent Event [Line Items]
Aggregate principal amount that may be issued						$ 200,000,000
Subsequent Event | Note Purchase Agreement | Senior Unsecured Notes
Subsequent Event [Line Items]
Principal amount			$ 100,000,000
Redemption price (as a percent)			100.00%
Subsequent Event | Note Purchase Agreement | Senior Unsecured Notes | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)			4.45%
Subsequent Event | Note Purchase Agreement | Senior Unsecured Notes | Repayment within one year of issuance
Subsequent Event [Line Items]
Premium on debt redemption (as a percent)			0.25%
Subsequent Event | New Downs Lodging Credit Facility | Credit Facility
Subsequent Event [Line Items]
Principal amount		$ 25,000,000
Debt covenant, maximum total debt subject to earlier maturity (as a percent)		5.00%
Amortization of principal		$ 260,000
Subsequent Event | New Downs Lodging Credit Facility | Credit Facility | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		3.50%
Subsequent Event | New Downs Lodging Credit Facility | Credit Facility | Federal Funds Rate
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		0.50%
Subsequent Event | New Downs Lodging Credit Facility | Credit Facility | Base Rate
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		2.50%
Subsequent Event | Mohegan Gaming Advisors | 2015 Mohegan Tribe Promissory Note | Affiliates
Subsequent Event [Line Items]
Notes Payable, Related Parties, Current				$ 22,500,000
Interest rate (as a percent)				5.00%